CONVERTIBLE DEBT (Details) - USD ($)		Dec. 31, 2020	Jun. 30, 2020		Jan. 10, 2020	Jun. 30, 2019
Carrying Value			$ 514,390
Power Up Lending Group Ltd [Member]
Note Balance			64,000
Convertible Debt [Member]
Note Balance			712,023
Debt discount			(197,633)
Carrying Value			514,390
Convertible Debt [Member] | Power Up Lending Group Ltd [Member]
Note Balance	[1]		39,000
Debt discount	[1]		(1,953)
Carrying Value	[1]		37,047
Convertible Debt [Member] | Firstfire Global Opportunities Fund LLC [Member]
Note Balance	[2]		165,000
Debt discount	[2]		(32,909)
Carrying Value	[2]		132,091
Convertible Debt [Member] | Power Up Lending Group Ltd [Member]
Note Balance	[3]		53,000
Debt discount	[3]		(13,995)
Carrying Value	[3]		39,005
Convertible Debt [Member] | Crown Bridge Partners [Member]
Note Balance	[4]		51,384
Debt discount	[4]		(15,095)
Carrying Value	[4]		36,289
Convertible Debt [Member] | Morningview Financial LLC [Member]
Note Balance	[5]		165,000
Debt discount	[5]		(64,416)
Carrying Value	[5]		100,584
Convertible Debt [Member] | BHP Capital NY [Member]
Note Balance	[6]		91,789
Debt discount	[6]
Carrying Value	[6]		91,789
Convertible Debt [Member] | Labrys Fund, LP [Member]
Note Balance			146,850	[7]	$ 146,850
Debt discount	[7]		(69,265)
Carrying Value	[7]		$ 77,585

[1]	On July 25, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $103,000 and received $94,840 in cash on August 1, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on July 25, 2020. The convertible note can be converted into shares of the Company's common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date. During the year ended June 30, 2020, Power Up Lending Group Ltd elected to convert $64,000 of the principal amount of the convertible notes into 76,265 shares of the Company's common stock. The conversion resulted in a loss on extinguishment of debt of $25,782. (See Note 9)
[2]	On September 11, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $143,500 in cash on September 18, 2019 after deducting an original issue discount in the amount of $15,000 (the ''OID''), legal fees and other costs. The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
[3]	On November 4, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $53,000 and received $47,350 in cash on November 12, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on November 4, 2020. The convertible note can be converted into shares of the Company's common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date
[4]	On November 12, 2019, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount sum up to $165,000 with a purchase price sum up to $156,750. During November 2019, First Tranche of the agreement was executed in the principal amount of $55,000 and the Company received $50,750 in cash on November 15, 2019 after deducting an OID in the amount of $2,750, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 12, 2020. The convertible note can be converted into shares of the Company's common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion. During the year ended June 30, 2020, Crown Bridge Partners, LLC elected to convert $3,615.6 of the principal amount of the convertible notes into 20,000 shares of the Company's common stock. The conversion resulted in a loss on extinguishment of debt of $15,473. (See Note 9)
[5]	On November 20, 2019, the Company entered into a Securities Purchase Agreement with Morningview Financial, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $153,250 in cash on November 22, 2019 after deducting an OID in the amount of $8,250, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
[6]	On December 3, 2019, the Company entered into a Securities Purchase Agreement with BHP Capital NY, Inc to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $102,900 and received $95,500 in cash on December 13, 2019 after deducting and OID in the amount of $4,900, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company's common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date. On April 14, 2020, the Company entered into an Amendment to Securities Purchase Agreement with BHP Capital NY, Inc dated on December 3, 2019. The Company agreed to pay off this note holder in 6 installments of $23,186.79 each, with an aggregate amount of $139,120.76 (including principal of $137,114.25 and interest of $2,006.51). The repayment resulted in a loss on extinguishment of debt of $4,703. In May and June 2020, the Company paid two installments totaling $46,373 (including principal of $45,325 and interest of $1,048) and note payable balance decreased to $91,789 as of June 30, 2020. During the period from July to September 2020, the Company continued to pay 3 installments of an aggregate amount of $69,561 (including principal of $68,699 and interest of $862). As of the date of this report, the Company has made total five installments payment of an aggregate amount of $115,934 (including principal of $114,024 and interest of $1,910). The Company will pay the last installment of $23,186.79 in October 2020.
[7]	On January 10, 2020, the Company entered into a convertible promissory note with Labrys Fund, LP to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $146,850 and received $137,000 in cash on January 13, 2020 after deducting an OID in the amount of $7,350, legal fees and other costs. The note is due on January 10, 2021 and bears interest at 5% per annum. The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.